Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2016
Mizuho Financial Group, Inc., parent company

33. Mizuho Financial Group, Inc., parent company

The following tables present the parent company only financial information of MHFG:

Condensed balance sheets

	2015	2016
	(in millions of yen)
Assets:
Cash and due from banks	223	137
Interest-bearing deposits in other banks	12,506	16,305
Investments in subsidiaries and affiliated companies	8,857,561	8,840,003
Other	566,947	1,025,108

Total	9,437,237	9,881,553

Liabilities and shareholders’ equity:
Short-term borrowings	1,200,135	1,186,345
Long-term debt	248,800	584,518
Other liabilities	57,964	96,139
Shareholders’ equity	7,930,338	8,014,551

Total	9,437,237	9,881,553

Condensed statements of income

	2014	2015	2016
	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	282,022	316,035	272,070
Non-banking subsidiaries and affiliated companies	3,108	28,633	20,814
Management fees from subsidiaries	31,146	32,163	39,267
Other income	33,894	38,107	11,485

Total	350,170	414,938	343,636

Expenses:
Operating expenses	22,592	26,855	31,063
Interest expense	14,608	8,937	11,914
Other expense	5,724	2,693	9,203

Total	42,924	38,485	52,180

Equity in undistributed net income of subsidiaries	191,865	427,037	559,553

Income before income tax expense	499,111	803,490	851,009
Income tax expense	627	442	517

Net income	498,484	803,048	850,492

Note:	Certain income for the fiscal year ended March 31, 2014 has been reclassified to conform to the current year’s presentation.

Condensed statements of cash flows

	2014	2015	2016
	(in millions of yen)
Cash flows from operating activities:
Net income	498,484	803,048	850,492
Adjustments and other	(222,940)	(460,230)	(546,946)

Net cash provided by operating activities	275,544	342,818	303,546

Cash flows from investing activities:
Net change in loans	—	(150,000)	(479,948)
Purchases of premises and equipment	(4,052)	(159,670)	(165)
Net change in other investing activities	6,683	3,294	(377)

Net cash provided by (used in) investing activities	2,631	(306,376)	(480,490)

Cash flows from financing activities:
Net change in short-term borrowings	(90,000)	130,000	(10,000)
Proceeds from issuance of long-term debt	—	150,000	479,948
Repayment of long-term debt	—	(141,200)	(98,800)
Proceeds from issuance of common stock	—	6	5
Purchases of treasury stock	(37,013)	(12)	(13)
Dividends paid	(152,163)	(176,186)	(195,283)
Net change in other financing activities	968	1,006	1,001

Net cash provided by (used in) financing activities	(278,208)	(36,386)	176,858

Net increase (decrease) in cash and due from banks	(33)	56	(86)
Cash and due from banks at beginning of fiscal year	200	167	223

Cash and due from banks at end of fiscal year	167	223	137